Membership Interests (Schedule Of Changes To Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (113)	$ (107)	$ (107)	$ (48)	$ (31)
Balance at end of period	(111)		(113)	(107)	(48)
Cash Flow Hedges - Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(22)	(24)	(24)	(26)	(28)
Defined benefit pension plans (net of tax)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	1	1	2	2	2
Balance at end of period	(21)	(23)	(22)	(24)	(26)
Defined Benefit Pension and OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(91)	(83)	(83)	(22)	(3)
Defined benefit pension plans (net of tax)	1	1	(8)	(61)	(19)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges
Balance at end of period	(90)	(82)	(91)	(83)	(22)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(113)	(107)	(107)	(48)	(31)
Defined benefit pension plans (net of tax)	1	1	(8)	(61)	(19)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	1	1	2	2	2
Balance at end of period	$ (111)	$ (105)	$ (113)	$ (107)	$ (48)